Share-based payments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Share-Based Payments [Abstract]
Summary of Share Based Payments Expense
Share based payments expense consists of:

	December 31, 2018	December 31, 2017

Share options	$3,392	$6,736
Restricted shares with no performance criteria	1,425	2,716
Restricted shares with performance criteria	175	—
Deferred units	(277)	(1,023)
Performance shares	2,274	2,789
	$6,989	$11,218

Summary of Movements in Number of Share Options Outstanding and Weighted Average Exercise Prices
Movements in the number of share options outstanding and their related weighted average exercise prices are as follows:

	2018		2017
	Weighted average price Cdn$	Number of options	Weighted average price Cdn$	Number of options
At January 1,	30.18	5,944,510	37.75	5,779,205
Regular options granted	6.20	1,078,797	22.15	1,160,905
Exercised	—	—	16.10	(48,529)
Expired	51.46	(870,904)	73.89	(788,672)
Forfeited	26.99	(561,175)	33.78	(158,399)
At December 31,	22.56	5,591,228	30.18	5,944,510

Summary of Range of Exercise Prices of Outstanding Share Options
Options outstanding are as follows:

	December 31, 2018
	Total options outstanding			Exercisable options
Range of exercise price Cdn$	Shares	Weighted average remaining contractual life (years)	Weighted average exercise price Cdn$	Shares	Weighted average exercise price Cdn$

$6.00 to $6.99	1,070,517	4.3	6.20	—	—
$16.00 to $16.99	1,350,527	2.1	16.10	1,011,048	16.10
$18.00 to $18.99	2,591	2.1	18.55	1,727	18.55
$19.00 to $19.99	20,000	1.8	19.80	20,000	19.80
$21.00 to $21.99	20,000	2.8	21.15	13,333	21.15
$22.00 to $22.99	932,971	3.1	22.00	437,527	22.00
$23.00 to $23.99	151,933	3.2	23.18	50,643	23.18
$29.00 to $29.99	2,449	2.4	29.55	1,632	29.55
$30.00 to $30.99	27,800	0.8	30.75	27,800	30.75
$31.00 to $31.99	4,828	0.3	31.90	4,828	31.90
$33.00 to $33.99	1,159,157	1.1	33.35	1,159,157	33.35
$34.00 to $34.99	20,000	0.3	34.15	20,000	34.15
$35.00 to $35.99	20,000	1.0	35.40	20,000	35.40
$39.00 to $39.99	808,455	0.2	39.20	808,455	39.20
	5,591,228	2.2	22.56	3,576,150	28.13

Summary of Assumptions Used to Estimate the Fair Value of Options Granted
The assumptions used to estimate the fair value of options granted during the years ended December 31, 2018 and 2017 were:

	2018	2017
Risk-free interest rate (range) (%)	1.80 – 2.20	0.70 – 1.05
Expected volatility (range) (%)	58 – 64	60 – 65
Expected life (range) (years)	1.79 – 3.79	1.80 – 3.80
Expected dividends (CDN$)	—	0.02
Forfeiture rate (%)	8.0	11.0

Summary of Status and Movements in RSUs and PSUs
Movements in the PSUs during the year ended December 31, 2018 are as follows:

	2018	2017
At January 1,	381,293	286,188
Granted	261,522	113,938
Expired	(118,605)	—
Forfeited	(39,311)	(18,833)
At December 31,	484,899	381,293
A summary of the status of the RSUs with no performance criteria and changes during the year ended December 31, 2018 is as follows:

	2018	2017
At January 1,	341,198	248,013
Granted	214,859	187,366
Redeemed	(181,491)	(69,968)
Forfeited	(41,447)	(24,213)
At December 31,	333,119	341,198
A summary of the status of the RSUs with performance criteria and changes during the year ended December 31, 2018 is as follows:

2018
At January 1,	—
Granted	167,976
Forfeited	(15,049)
At December 31,	152,927